Subsequent events (Details Narrative) - Subsequent Event [Member] - Chemomab Therapeutics Ltd [Member] $ in Millions	Jul. 07, 2026 USD ($)
Subsequent Event [Line Items]
Gross proceeds	$ 30
Combined Company [Member] | Scipher Securityholders [Member]
Subsequent Event [Line Items]
Ownership percentage	68.00%
Combined Company [Member] | Chemomab Securityholders [Member]
Subsequent Event [Line Items]
Ownership percentage	32.00%